FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2011
FAIR VALUE MEASUREMENTS

16. FAIR VALUE MEASUREMENTS

ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted market prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Inputs are quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2:	Inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3:	Inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair values measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

Assets and liabilities measured at fair value on a recurring basis

The following table presents the placement in the fair value hierarchy of Makita’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2010 and 2011:

As of March 31, 2010	Yen in millions
	Level 1	Level 2	Level 3
Assets:
Short-term investments:
Corporate debt securities	¥-	¥583	¥-
Investments in trusts	3,648	1,332	-
MMF and FFF	-	25,700	-
Marketable equity securities	1,576	-	-
Derivatives Investments:	-	25	-
Marketable equity securities	12,643	-	-
Liabilities:
Derivatives	¥-	¥(305)	¥-

As of March 31, 2011	Yen in millions			U.S. Dollars in thousands
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets:
Short-term investments:
Corporate debt securities	¥-	¥591	¥-	$-	$7,120	$-
Investments in trusts	4,156	1,039	-	50,072	12,518	-
MMF and FFF	-	26,720	-	-	321,928	-
Marketable equity securities	948	-	-	11,422	-	-
Derivatives Investments:	-	45	-	-	542	-
Marketable equity securities	11,800	-	-	142,169	-	-
Liabilities:
Derivatives	¥-	¥(433)	¥-	$-	$(5,217)	$-

Level 1:	Short-term investments are comprised principally of investment in trusts. Investments is comprised of marketable equity securities. They are valued using an unadjusted quoted market price in active markets with sufficient volume and frequency of transactions.
Level 2:

Investments in trusts are comprised principally of domestic stock investment fund, domestic bond investment fund, and international bond investment fund, which are estimated by using observable inputs, such as net asset value per share. Almost all investments in trust can be liquidated within 30 days.

MMF and FFF are acronyms for “Money Management Funds” and “Free Financial Funds”. They are comprised principally of domestic public bond, domestic corporate bond, commercial paper, international public bond and international corporate bond, which are operated to accrue stable capital gain.

Derivatives are comprised of foreign currency contracts which are estimated by using observable market inputs, such as foreign currency exchange rates, interest rate and volatility.

Assets and liabilities measured at fair value on a nonrecurring basis

During the year ended March 31, 2010, Makita recognized an impairment loss of ¥ 354 million on long-lived assets and ¥ 1,251 million on goodwill. The both were included in the results of the Japan segment. Management assessed that the impairment were caused by the economic downturn in Japan backdropped by the global recession, etc. The management estimated the fair value of the long-lived assets by the cost approach method and by the market approach method, and the fair value of the goodwill by the weighted average value estimated by the income approach method and by the market approach method, with the assistance of an independent third party appraiser. These values were presented in Level 3 because these were valued based on unobservable inputs.

The following table presents the placement in the fair value hierarchy of Makita’s assets that are measured at fair value on a non-recurring basis as of March 31, 2010:

	26,720		26,720		26,720	26,720
As of March 31, 2010	Yen in millions
	Fair Value					Impairment loss
	Level 1		Level 2		Level 3
Assets:
Long-lived assets		¥-		¥-	¥2,762	¥354
Goodwill	-		-		-	1,251

During the year ended March 31, 2011, Makita recognized an impairment loss of ¥ 262 million ($ 3,157 thousand) on certain unused assets of machinery and equipments. The carrying value of those assets was reduced to zero on the basis that Makita anticipated no future use from those assets. The impairment loss was included in the result of Europe operating segment. Makita classified them as Level 3 because these were valued based on unobservable inputs.